Note 3 - Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(4,789,629)	(4,789,629)
Capitalized expenses	767,954	-	767,954
Balance, September 30, 2021	117,099,394	(22,662,622)	94,436,772